Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
LionShares U.S. Equity Total Return ETF
Shareholder Report [Line Items]
Fund Name	LionShares U.S. Equity Total Return ETF
Class Name	LionShares U.S. Equity Total Return ETF
Trading Symbol	TOT
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LionShares U.S. Equity Total Return ETF for the period of September 2, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://lionsharesetf.com. You can also request this information by contacting us at 855-885-7363.
Additional Information Phone Number	855-885-7363
Additional Information Website	https://lionsharesetf.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
LionShares U.S. Equity Total Return ETF	$1	0.04%
[1],[2]
Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.04%
Net Assets	$ 6,025,278
Holdings Count | $ / shares	2
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$6,025,278
Number of Holdings	2
Portfolio Turnover	104%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Cash & Other	100.0%

Top 10 Issuers	(%)
iShares Core S&P Total U.S. Stock Market ETF	100.0%
First American Treasury Obligations Fund	0.1%

Updated Prospectus Web Address	https://lionsharesetf.com

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.